Net Loss Per Common Share (Details) - $ / shares	10 Months Ended
	Dec. 31, 2021	Dec. 13, 2021
Earnings Per Share [Abstract]
Weighted average number of shares (in Dollars per share)	$ 31,528
Shares granted under ESPP	132,000	57,756
Options to acquire common shares	6,660